Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Schedule of Income and Capital Expenditure Information Regarding the Group's Operating Segments
The following table presents income and CapEx information (capital expenditures in intangible assets and property, plant and equipment (see Notes 6 and 8) regarding the Group’s operating segments:

2018
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam Norte	Telefónica Hispam Sur	Other companies and eliminations	Total Group
Revenues	12,706	6,790	7,320	10,126	4,075	6,677	999	48,693
External revenues	12,461	6,757	7,281	10,105	3,986	6,630	1,473	48,693
Inter-segment revenues	245	33	39	21	89	47	(474)	—
Other operating income and expenses	(7,943)	(4,925)	(5,486)	(5,815)	(3,282)	(4,958)	(713)	(33,122)
OIBDA	4,763	1,865	1,834	4,311	793	1,719	286	15,571
Depreciation and amortization	(1,650)	(943)	(2,071)	(1,990)	(967)	(1,167)	(261)	(9,049)
Operating income	3,113	922	(237)	2,321	(174)	552	25	6,522
Capital expenditures (CapEx)	1,719	1,464	966	1,910	668	1,116	276	8,119

2017 (revised)
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam Norte	Telefónica Hispam Sur	Other companies and eliminations	Total Group
Revenues	12,653	6,540	7,296	12,019	4,331	8,218	951	52,008
External revenues	12,364	6,505	7,252	11,994	4,220	8,170	1,503	52,008
Inter-segment revenues	289	35	44	25	111	48	(552)	—
Other operating income and expenses	(7,701)	(4,901)	(5,475)	(7,828)	(3,068)	(5,943)	(905)	(35,821)
OIBDA	4,952	1,639	1,821	4,191	1,263	2,275	46	16,187
Depreciation and amortization	(1,688)	(1,047)	(1,954)	(2,228)	(992)	(1,198)	(289)	(9,396)
Operating income	3,264	592	(133)	1,963	271	1,077	(243)	6,791
Capital expenditures (CapEx)	1,683	827	951	2,225	1,264	1,414	333	8,697

2016 (revised)
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam Norte	Telefónica Hispam Sur	Other companies and eliminations	Total Group
Revenues	12,815	6,861	7,503	11,090	4,711	7,870	1,186	52,036
External revenues	12,512	6,821	7,460	11,060	4,515	7,822	1,846	52,036
Inter-segment revenues	303	40	43	30	196	48	(660)	—
Other operating income and expenses	(8,412)	(5,152)	(5,732)	(7,388)	(3,598)	(5,510)	(1,126)	(36,918)
OIBDA	4,403	1,709	1,771	3,702	1,113	2,360	60	15,118
Depreciation and amortization	(1,827)	(1,090)	(2,200)	(2,036)	(1,112)	(1,075)	(309)	(9,649)
Operating income	2,576	619	(429)	1,666	1	1,285	(249)	5,469
Capital expenditures (CapEx)	1,852	931	1,107	2,137	878	1,737	286	8,928
The following table presents main segment assets and liabilities:

2018
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam Norte	Telefónica Hispam Sur	Other companies and eliminations	Total Group
Fixed assets	15,347	9,646	13,520	21,230	4,971	9,041	2,144	75,899
Investments accounted for by the equity method	2	8	—	2	1	—	55	68
Financial assets and other non-currents assets	163	304	377	1,718	363	469	3,715	7,109
Deferred tax assets	2,084	2	204	335	1,063	165	3,778	7,631
Other current financial assets	31	79	9	88	68	145	1,789	2,209
Total allocated assets	23,622	12,609	16,837	27,402	8,672	12,043	12,862	114,047
Non-current financial liabilities	649	1,077	2,004	1,058	1,101	1,618	37,827	45,334
Deferred tax liabilities	189	102	236	693	134	397	923	2,674
Current financial liabilities	1,683	—	145	334	1,083	339	5,784	9,368
Total allocated liabilities	14,328	4,633	6,287	7,204	5,096	5,396	44,123	87,067

2017 (revised)
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam Norte	Telefónica Hispam Sur	Other companies and eliminations	Total Group
Fixed assets	15,288	9,198	14,611	23,845	6,075	7,840	2,214	79,071
Investments accounted for by the equity method	2	7	—	2	1	—	65	77
Financial assets and other non-currents assets	154	309	292	1,944	313	387	4,768	8,167
Deferred tax assets	2,151	41	162	235	1,339	273	3,619	7,820
Other current financial assets	30	59	17	106	39	185	1,718	2,154
Total allocated assets	22,722	11,610	17,225	30,229	9,194	11,009	13,077	115,066
Non-current financial liabilities	1,929	—	1,268	1,371	1,210	1,712	38,842	46,332
Deferred tax liabilities	204	108	87	296	158	152	1,140	2,145
Current financial liabilities	819	801	637	766	1,061	260	5,070	9,414
Total allocated liabilities	13,391	4,063	5,889	8,130	5,118	5,611	46,246	88,448

Schedule of Composition of Segment Revenues, Detailed by the Main Countries of Operation
The composition of segment revenues, detailed by the main countries in which the Group operates, is as follows:

Millions of euros	2018				2017 (revised)				2016 (revised)
Country by segments	Fixed	Mobile	Others and elims.	Total	Fixed	Mobile	Others and elims.	Total	Fixed	Mobile	Others and elims.	Total
Spain (*)				12,706				12,653				12,815
United Kingdom (**)	—	6,390	400	6,790	—	6,216	324	6,540	—	6,572	289	6,861
Germany	767	6,539	14	7,320	862	6,415	19	7,296	981	6,498	24	7,503
Brazil	3,754	6,372	—	10,126	4,659	7,360	—	12,019	4,427	6,663	—	11,090
Hispam Norte	732	3,343	—	4,075	736	3,595	—	4,331	831	3,881	(1)	4,711
Colombia	574	894	—	1,468	554	909	—	1,463	548	861	—	1,409
Mexico	—	1,175	—	1,175	—	1,336	—	1,336	—	1,410	—	1,410
Remaining operators and segment eliminations	158	1,274	—	1,432	182	1,350	—	1,532	283	1,610	(1)	1,892
Hispam Sur	2,712	3,965	—	6,677	3,225	4,993	—	8,218	3,173	4,697	—	7,870
Argentina	818	1,497	—	2,315	1,216	2,279	—	3,495	1,133	1,867	—	3,000
Chile	864	1,215	—	2,079	926	1,259	—	2,185	926	1,237	—	2,163
Peru	1,037	1,038	—	2,075	1,092	1,226	—	2,318	1,126	1,373	—	2,499
Remaining operators and segment eliminations	(7)	215	—	208	(9)	229	—	220	(12)	220	—	208
Other and inter-segment eliminations			999	999			951	951			1,186	1,186
Total Group				48,693				52,008				52,036
Note: In the countries of the Telefónica Hispam Norte and Telefónica Hispam Sur segment with separate fixed and mobile operating companies, intercompany revenues were not considered.
(*) The detail of revenues for Telefónica Spain is shown in the table below.
(**) Telefónica United Kingdom mobile revenues include MVNO revenues since 1 January 2017, which were previously accounted as "others". Comparative figures for 2016 were revised accordingly.

Given the convergence reached at Telefónica Spain due to the high penetration of convergent offers in Telefónica Spain, the revenue breakdown by fixed and mobile is less relevant in this segment. For this reason, management believes that the revenue breakdown shown below is more meaningful.

Millions of euros
Telefónica Spain	2018	2017
Mobile handset sale	386	379
Ex-Mobile handset sale	12,320	12,274
Consumer	6,689	6,602
Corporate	3,462	3,401
Others	2,169	2,271
Total	12,706	12,653